Finance income and costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Finance Income And Costs [Line Items]
Finance income	£ 58	£ 54	£ 88
Finance costs	(928)	(1,167)	(1,157)
Finance income and costs	(870)	(1,113)	(1,069)
Before exceptional items and remeasurements
Finance Income And Costs [Line Items]
Bank deposits and other financial assets	33	48	54
Dividends received on equities held at fair value through other comprehensive income (FVOCI)	2	2	2
Other income	0	20	17
Finance income	35	70	73
Net interest on pensions and other post-retirement benefit obligations	(38)	(23)	(22)
Bank loans and overdrafts	(72)	(73)	(72)
Other borrowings	(854)	(997)	(970)
Interest expense on financial liabilities held at fair value through profit and loss (FVTPL)	(20)	(22)	(20)
Interest on derivatives	7	(39)	(43)
Unwinding of discount on provisions	(78)	(77)	(74)
Other interest	(53)	(10)	0
Less: interest capitalised	131	122	135
Finance costs	£ (977)	£ (1,119)	£ (1,066)
Capitalisation rate of borrowing costs eligible for capitalisation	3.10%	3.60%	3.90%
Tax relief on capitalised interest	£ 13	£ 15	£ 19
Remeasurements
Finance Income And Costs [Line Items]
Finance income	23	(16)	15
Finance costs	49	(48)	(91)
Net gains/(losses) on FVTPL financial assets	23	(16)	15
Net gains/(losses) on FVTPL financial liabilities	90	(49)	(51)
Derivatives designated as hedges for hedge accounting	44	(13)	(37)
Derivatives not designated as hedges for hedge accounting	(85)	14	(3)
Finance income and costs	72	(64)	(76)
Net foreign exchange gain (loss) on financing activities	£ 172	£ 66	£ 264